CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011
Cash flows from operating activities:
Net loss	$ (917,825)	$ (10,201,446)	$ (1,219,293)	$ (6,979,498)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	1,199	36,101	13,817	22,908
Amortization of discount on convertible debt	309,375	1,993,650
Amortization of deferred financing costs	105,750	2,149,491
Allowance for bad debts				92,584
Warrants issued for services		135,207
Share-based compensation		283,199	450,264	560,880
Interest accretion in related party note payable		15,781	34,585	91,219
Shares issued for consulting services		184,000	328,500	365,500
Change in fair value of warrants		(411,421)	(2,121,288)	1,935,256
Accrued interest income - related party	(5,961)		(10,440)	(10,440)
Accrued registration penalty			75,000	156,000
Change in derivative liability		(209,351)
Loss on extinguishment of debt		2,950,513
Accrued interest-related party	2,321	(1,070)	33	33
Write-down of investments				522,100
Changes in operating assets and liabilities:
Accounts receivable	(5,830)	(1,064,334)	(61,183)	(164,587)
Deposits towards inventory purchases		(2,134,298)
Inventories, net	(46,188)	(1,484,532)	7,151	45,081
Deferred production costs			(19,413)
Prepaid expenses and other current assets	(65,170)	(348,227)	(42,733)	18,800
Accounts payable	66,441	983,836	129,122	266,392
Deferred revenue	86,450	(20,402)	13,550	(2,202)
Accrued interest - related party	2,321	(1,070)	33	33
Accrued expenses and other current liabilities	61,050	300,489	22,247	47,276
Net cash used in operating activities	(408,388)	(6,842,815)	(2,400,081)	(3,032,698)
Cash flows from investing activities:
Investments	(90,000)		(582,100)	(582,100)
Deposit on asset acquisition		(57,000)
Reverse recapitalization transaction			(320,000)	(320,000)
Advance to related party	(135,000)
Additions to property, plant and equipment	(30,884)	(92,517)	(77,907)	(85,955)
Net cash used in investing activities	(255,884)	(149,517)	(980,007)	(988,055)
Cash flows from financing activities:
Proceeds from issuance of convertible debt	687,500	2,550,000
Costs associated with convertible debt	(105,750)	(342,586)
Proceeds of notes payable	50,000	82,694	27,295	27,293
Deferred offering costs				(63,500)
Repayment of notes payable		(44,346)	(58,721)	(67,579)
Repayment of loans from related parties				(513)
Loans from related parties	107,513		(513)
Proceeds from private placement of common stock		13,670,000	3,825,000	4,475,000
Costs associated with private placement		(1,861,647)	(349,437)	(389,437)
Net cash provided by financing activities	739,263	14,054,115	3,443,624	3,981,264
Net increase in cash and cash equivalents	74,991	7,061,783	63,536	(39,489)
Cash and cash equivalents - beginning of period		35,502	74,991	74,991
Cash and cash equivalents - end of period	74,991	7,097,285	138,527	35,502
Supplemental disclosures of cash flow information
Interest paid in cash		9,507	93,884	96,841
Taxes paid in cash
Common shares issued towards settlement of notes payable		107,000	687,500	687,000
Common shares issued in payment of related party receivables			151,400	151,400
Shares issued on acquisition deposit		500,000
Warrants issued with debt			2,182,732
Cashless exercise of placement agent warrants		3,594,435
Deferred offering costs		63,500
Beneficial conversion feature on note payable		243,711		107,000
Settlement of derivative liabilities		13,323
Warrant liabilities		27,647,425	2,182,732	2,182,732
Common shares issued in conversion of notes payable		$ 4,980,763